UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Asset Management, Inc.
Address:    #5 Radnor Corporate Center, Suite 300
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    August 14, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/03
                         RUN DATE: 08/13/03 11:45 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   68

FORM 13F INFORMATION TABLE VALUE TOTAL:   $9,981,245,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/03

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC INC COM                  COM              001055102   143412  4663819 SH       SOLE                  4301424        0   362395
ALLERGAN INC COM               COM              018490102      312     4049 SH       SOLE                     4049        0        0
AMERICAN INTL GROUP INC        COM              026874107   381683  6917044 SH       SOLE                  6363232        0   553812
AMGEN INC                      COM              031162100   355191  5386578 SH       SOLE                  4962550        0   424028
ANHEUSER BUSCH COS INC         COM              035229103    97643  1912690 SH       SOLE                  1763799        0   148891
APOLLO GROUP INC CL A          COM              037604105      272     4406 SH       SOLE                     4406        0        0
AUTOMATIC DATA PROCESSING      COM              053015103      546    16139 SH       SOLE                    15074        0     1065
BANK OF AMERICA                COM              060505104   118557  1500157 SH       SOLE                  1389873        0   110284
BED BATH & BEYOND INC COM      COM              075896100   148750  3831785 SH       SOLE                  3514380        0   317405
BIOMET INC                     COM              090613100      330    11500 SH       SOLE                    11500        0        0
BOSTON SCIENTIFIC CORP COM     COM              101137107      576     9428 SH       SOLE                     9428        0        0
CARDINAL HEALTH INC COM        COM              14149Y108   282066  4386723 SH       SOLE                  4046450        0   340273
CISCO SYS INC                  COM              17275R102   228734 13623224 SH       SOLE                 12551048        0  1072176
CITIGROUP INC.                 COM              172967101   369428  8631491 SH       SOLE                  7946799        0   684692
CITIZENS COMMUNICATIONS CO COM COM              17453B101      131    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   129629  2793136 SH       SOLE                  2566908        0   226228
COLGATE PALMOLIVE CO           COM              194162103   248946  4295870 SH       SOLE                  3959855        0   336015
CONCORD EFS INC COM            COM              206197105      265    18000 SH       SOLE                    18000        0        0
DELL COMPUTER CORP COM         COM              247025109   190054  5969021 SH       SOLE                  5521180        0   447841
DOLLAR GEN CORP COM            COM              256669102     8944   489818 SH       SOLE                   481727        0     8091
EMC CORP MASS                  COM              268648102      472    45108 SH       SOLE                    45108        0        0
FAMILY DLR STORES INC COM      COM              307000109     1270    33300 SH       SOLE                    28300        0     5000
FANNIE MAE                     COM              313586109   228285  3385010 SH       SOLE                  3120653        0   264357
FIRST DATA CORP                COM              319963104   254781  6148188 SH       SOLE                  5670769        0   477419
FOREST LABS INC                COM              345838106     2404    43908 SH       SOLE                    43508        0      400
GENERAL ELEC CO                COM              369604103   461491 16091047 SH       SOLE                 14795133        0  1295914
GOLDMAN SACHS GROUP INC COM    COM              38141G104   163335  1950265 SH       SOLE                  1807882        0   142383
HARLEY DAVIDSON INC COM        COM              412822108     5895   147902 SH       SOLE                   136402        0    11500
ILLINOIS TOOL WORKS INC        COM              452308109      395     6000 SH       SOLE                     6000        0        0
INTEL CORP                     COM              458140100    78044  3750291 SH       SOLE                  3463502        0   286789
INTERNATIONAL BUSINESS MACHINE COM              459200101   326414  3956530 SH       SOLE                  3642203        0   314328
JOHNSON & JOHNSON              COM              478160104   331926  6420236 SH       SOLE                  5923657        0   496579
KOHLS CORP COM                 COM              500255104   194275  3781144 SH       SOLE                  3491689        0   289455
L-3 COMMUNICATIONS HLDGS INCCO COM              502424104      307     7065 SH       SOLE                     7065        0        0
LINEAR TECHNOLOGY CORP COM     COM              535678106      530    16364 SH       SOLE                    16364        0        0
LOWES CO                       COM              548661107   222249  5174594 SH       SOLE                  4773944        0   400650
MBNA CORP                      COM              55262L100   289728 13902509 SH       SOLE                 12762687        0  1139822
MARSH MCLENNAN                 COM              571748102   220851  4324479 SH       SOLE                  3981186        0   343292
MEDIMMUNE INC COM              COM              584699102      332     9117 SH       SOLE                     9117        0        0
MEDTRONIC INC                  COM              585055106   397951  8295824 SH       SOLE                  7635049        0   660775
MERCURY INTERACTIVE CORP COM   COM              589405109      272     7019 SH       SOLE                     7019        0        0
MICROSOFT CORP                 COM              594918104   383058 14939878 SH       SOLE                 13760962        0  1178916
MOLEX INC COM                  COM              608554101     3156   116975 SH       SOLE                   116975        0        0
NOKIA CORP SPONSORED ADR       COM              654902204   136870  8330503 SH       SOLE                  7618545        0   711958
ORACLE CORP                    COM              68389X105   100293  8350776 SH       SOLE                  7684196        0   666580
PIMCO FDS PAC INVT MGMT SER RE MUTUAL FUNDS     693391104      497    42622 SH       SOLE                    42622        0        0
PEPSICO INC                    COM              713448108   260429  5852343 SH       SOLE                  5404326        0   448016
PFIZER INC                     COM              717081103   445034 13031747 SH       SOLE                 12031815        0   999932
PROCTER & GAMBLE CO            COM              742718109   207013  2321295 SH       SOLE                  2136036        0   185260
SLM CORPORATION COM            COM              78442P106   206366  5268483 SH       SOLE                  4823730        0   444753
SAP AG ADR SPON                COM              803054204      460    15738 SH       SOLE                    15738        0        0
SCRIPPS E W CO OHIO CL A       COM              811054204      289     3255 SH       SOLE                     3255        0        0
SIEBEL SYS INC COM             COM              826170102      281    29675 SH       SOLE                    29675        0        0
STATE STR CORP                 COM              857477103   180738  4587261 SH       SOLE                  4226558        0   360703
STRYKER CORP                   COM              863667101     5215    75175 SH       SOLE                    75175        0        0
SYMANTEC CORP COM              COM              871503108      462    10519 SH       SOLE                    10519        0        0
SYSCO CORPORATION              COM              871829107   280941  9352215 SH       SOLE                  8596614        0   755601
TARGET CORP                    COM              87612E106   222800  5887953 SH       SOLE                  5430243        0   457710
TEXAS INSTRUMENTS INC          COM              882508104   162646  9241272 SH       SOLE                  8504616        0   736656
3M COMPANY COM                 COM              88579Y101   294464  2283019 SH       SOLE                  2102767        0   180252
UNITED PARCEL SVC INC CL B     COM              911312106   289237  4540611 SH       SOLE                  4218787        0   321824
UNITED TECHNOLOGIES CORP       COM              913017109      365     5147 SH       SOLE                     5117        0       30
UNITEDHEALTH GROUP INC         COM              91324P102   222304  4423967 SH       SOLE                  4087566        0   336401
WAL MART STORES INC            COM              931142103   267287  4980189 SH       SOLE                  4585817        0   394371
WALGREEN COMPANY               COM              931422109   232008  7707891 SH       SOLE                  7090764        0   617127
WELLS FARGO NEW                COM              949746101   191587  3801325 SH       SOLE                  3462228        0   339098
ZEBRA TECHNOLOGIES CORP CL A   COM              989207105      452     6000 SH       SOLE                     6000        0        0
ZIMMER HLDGS INC COM           COM              98956P102      317     7046 SH       SOLE                     7046        0        0

     LINE COUNT: 68